BALANCES AND TRANSACTIONS WITH RELATED PARTIES AND KEY OFFICERS (Schedule of Balances of Related Parties) (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Parent Company [Member]
Disclosure of transactions between related parties [line items]
Payables	[1]	$ 138	$ 119
Other related parties [Member]
Disclosure of transactions between related parties [line items]
Payables		$ 86	$ 95

[1]	Professional fees do not include short-term employee benefits and share-based compensation to one of the Company's shareholders, who is a key officer, in the amounts of $537, $450 and $486 for the years 2018, 2019 and 2020, respectively, as well as payment for the purchasing of a patent in amount of $12 in 2018.